Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Net income for purposes of calculating basic and diluted earnings per share	$ 86,282	$ 52,100	$ 36,997
Weighted average shares outstanding (in shares)	84,591	84,360	81,659
Dilutive effect of employee stock options (in shares)	482	358	318
Weighted average common and common equivalent shares outstanding (in shares)	86,200	85,756	82,867
EARNINGS PER SHARE (Note 16)
Basic (in dollars per share)	$ 1.02	$ 0.62	$ 0.45
Diluted (in dollars per share)	$ 1.00	$ 0.61	$ 0.45
Restricted Stock Units (RSUs) [Member]
Dilutive effect of employee stock options (in shares)	1,127	1,038	890